INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	Year Ended December 31,
	2022	2021
Current tax provision:
Federal	$-	$-
State	-	1
Foreign	(197)	(691)
Total current	(197)	(690)

Deferred tax provision:
Federal	-	-
State	-	-
Total deferred	-	-
Total income tax benefit	$(197)	$(690)

Schedule of income tax benefit

Country	NOL Carryforwards	Expiry Terms
U.K.	$272,875	Does not expire
U.S.	228,737	Expires in up to 15 years
U.S.	29,512	Does not expire
Australia	5,225	Does not expire
Israel	316,367	Does not expire
Finland	105	Expires in up to 6 years
Other	917	Expires in up to 4 years

Schedule of deferred tax assets

	As of December 31,
	2022	2021
Net operating loss carryforwards	$180,491	$154,210
Fixed assets	2,714	2,037
R&D amortization	7,928	6,613
Accruals and reserves	17,585	10,813
R&D and other credits	4,493	4,267
Share-based compensation	8,143	2,645
Total deferred tax assets	221,354	180,585
Intangible assets	(1,049)	(1,145)
Total deferred tax liabilities	(1,049)	(1,145)
Valuation allowance	(220,305)	(179,440)
Total deferred tax assets, net	$-	$-

Schedule of reconciliation of income taxes

	Years Ended December 31,
	2022	2021
Expected income tax benefit at U.S. rates	$17,971	$14,713
Difference between U.S. rate and rates applicable to subsidiaries in other jurisdictions	315	238
Expenditures not deductible for tax purposes	(118)	(198)
Non-deductible officer compensation	-	(1,656)
Tax rate changes outside the U.S.	17,594	-
Fair market value changes	1,701	1,590
Expiry of foreign taxable losses	1,643	(4,493)
Other	744	599
Valuation allowance on tax benefits	(40,869)	(11,817)
UK R&D tax credits	1,216	1,714
Income tax benefit	$197	$690